united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Andrew Rogers

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2719

Date of fiscal year end: 4/30

Date of reporting period: 1/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

CMG Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2017
Shares	Security	Value
	EXCHANGE-TRADED FUND - 99.4%
	EQUITY FUND - 99.4%
21,845	Vanguard S&P 500 ETF	$ 4,564,950
	TOTAL EXCHANGE-TRADED FUND (Cost - $4,285,965)

	SHORT-TERM INVESTMENTS - 1.5%
	MONEY MARKET FUND - 1.5%
70,928	Federated Institutional Prime Obligations Fund, Institutional Shares, 0.49% +	70,928
	TOTAL SHORT-TERM INVESTMENTS (Cost - $70,928)

	TOTAL INVESTMENTS - 100.9% (Cost - $4,356,893) (a)	$ 4,635,878
	LIABILITIES LESS OTHER ASSETS - (0.9) %	(42,715)
	NET ASSETS - 100.0%	$ 4,593,163

	+ Money market fund; interest rate reflects seven-day yield on January 31, 2017.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $4,359,433 and
	does not differ from fair value.
	Unrealized Appreciation:	$ 278,985
	Unrealized Depreciation:	(2,540)
	Net Unrealized Appreciation:	$ 276,445

CMG Global Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2017
Shares	Security	Value
	COMMON STOCKS - 57.3%
	APPAREL - 2.2%
2,239	NIKE, Inc.	$ 118,443

	BANKS - 5.4%
2,892	US Bancorp	152,264
2,504	Wells Fargo & Co.	141,050
		293,314
	BEVERAGES - 3.8%
2,294	Brown-Forman Corp.	107,313
2,382	Monster Beverage Corp.*	101,473
		208,786
	COMMERCIAL SERVICES - 2.8%
3,885	Healthcare Services Group, Inc.	154,429

	COMPUTERS - 6.8%
1,030	Accenture PLC	117,286
1,235	Apple, Inc.	149,867
2,017	Cognizant Technology Solutions Corp. - Cl. A*	106,074
		373,227
	DISTRIBUTION/WHOLESALE - 5.5%
3,240	Fastenal Co.	160,963
542	WW Grainger, Inc.	136,893
		297,856
	DIVERSIFIED FINANCIAL SERVICES - 9.4%
1,872	American Express Co.	142,983
1,268	MasterCard, Inc.	134,826
1,654	T Rowe Price Group, Inc.	111,546
1,514	Visa, Inc. - Cl. A	125,223
		514,578
	HEALTHCARE-PRODUCTS - 3.4%
575	Varex Imaging Corp.*	16,537
1,438	Varian Medical Systems, Inc.*	111,661
		128,198
	HOME BUILDERS - 2.5%
1,817	Thor Industries, Inc.	188,060

	INTERNET - 2.5%
166	Alphabet, Inc. - Cl. A*	136,152

	LEISURE TIME - 0.1%
32	Shimano, Inc.	5,063

	MEDIA - 4.6%
644	FactSet Research Systems, Inc.	111,444
1,257	Walt Disney Co.	139,087
		250,531
	MISCELLANEOUS MANUFACTURING - 2.3%
723	3M Co.	126,395

	PHARMACEUTICALS - 2.2%
1,052	Johnson & Johnson	119,139

	RETAIL - 3.8%
2,796	Bed Bath & Beyond, Inc.	112,819
1,311	Tractor Supply Co.	96,581
		209,400

	TOTAL COMMON STOCKS (Cost - $2,730,358)	3,123,571

CMG Global Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2017
Shares	Security	Value
	EXCHANGE-TRADED FUND - 44.3%
40,505	iShares MSCI EAFE ETF	$ 2,415,313
	TOTAL EXCHANGE-TRADED FUND (Cost - $2,346,209)

	SHORT-TERM INVESTMENTS - 0.0%
	MONEY MARKET FUND - 0.0%
128	Federated Institutional Prime Obligations Fund, Institutional Shares, 0.49% +	128
	TOTAL SHORT-TERM INVESTMENTS (Cost - $128)

Contracts^	OPTION CONTRACTS PURCHASED *- 0.1%
	PUT OPTIONS PURCHASED - 0.1%
130	iShares MSCI EAFE ETF
	Expiration Feb. 2017, Exercise price $57.00	1,430
140	iShares MSCI Emerging Markets ETF
	Expiration Feb. 2017, Exercise price $34.50	700
50	SPDR S&P 500 ETF Trust
	Expiration Feb. 2017, Exercise price $222.00	3,000
	TOTAL OPTION CONTRACTS PURCHASED (Cost - $39,889)	5,130

	TOTAL INVESTMENTS - 101.7% (Cost - $5,116,584) (a)	$ 5,544,142
	OPTION CONTRACTS WRITTEN - (0.0) % (Premiums Received - $15,541)(a)	(1,480)
	LIABILITIES LESS OTHER ASSETS - (1.7) %	(94,084)
	NET ASSETS - 100.0%	$ 5,448,578

	PLC - Public Limited Company
	* Non-income producing security.
	+ Money Market Fund; interest rate reflects seven-day effective yield on January 31, 2017.
	^ Each option contract allows the holder the option to purchase or sell 100 shares of the underlying security.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $5,199,577 and
	differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 615,991
	Unrealized Depreciation:	(272,906)
	Net Unrealized Appreciation:	$ 343,085

Contracts^	Security	Value
	PUT OPTION CONTRACTS WRITTEN * - (0.0) %
(130)	iShares MSCI EAFE ETF
	Expiration Feb. 2017, Exercise price $54.00	$ (390)
(140)	iShares MSCI Emerging Markets ETF
	Expiration Feb. 2017, Exercise price $32.50	(140)
(50)	SPDR S&P 500 ETF Trust
	Expiration Feb. 2017, Exercise price $212.00	(950)
	TOTAL PUT OPTION CONTRACTS WRITTEN (Premiums Received - $15,541)	$ (1,480)

CMG Tactical Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2017
Shares	Security	Value
	MUTUAL FUND - 89.5%
	DEBT FUNDS - 89.5%
1,776,446	Principal High Yield Fund - Institutional Class	$ 17,586,819
	TOTAL MUTUAL FUND (Cost - $17,231,530)

	EXCHANGE-TRADED FUNDS - 10.2%
	DEBT FUND - 10.2%
11,433	iShares iBoxx $ High Yield Corporate Bond ETF	998,558
27,108	SPDR Bloomberg Barclays High Yield Bond ETF	1,000,557
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $1,976,410)	1,999,115

	SHORT-TERM INVESTMENTS - 0.2%
	MONEY MARKET FUND - 0.2%
37,586	Federated Institutional Prime Obligations Fund, Institutional Shares, 0.49% +	37,586
	TOTAL SHORT-TERM INVESTMENTS (Cost - $37,586)

	TOTAL INVESTMENTS - 99.9% (Cost - $19,245,526) (a)	$ 19,623,520
	OTHER ASSETS LESS LIABILITIES - 0.1%	28,622
	NET ASSETS - 100.0%	$ 19,652,142
	+ Money Market Fund; interest rate reflects seven-day effective yield on January 31, 2017.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $19,405,009 and
	differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 377,994
	Unrealized Depreciation:	(159,483)
	Net Unrealized Appreciation:	$ 218,511

CMG Global Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2017
Shares	Security	Value
	EXCHANGE-TRADED FUND - 44.9%
	DEBT FUND - 44.9%
116,275	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	$ 5,316,093
	TOTAL EXCHANGE-TRADED FUND (Cost - $5,314,717)

	PRIVATE INVESTMENT FUNDS - 24.8%
3,161	Global Macro Strategy LLC * #	2,936,148
	TOTAL PRIVATE INVESTMENT FUNDS (Cost - $3,188,838)

	SHORT-TERM INVESTMENTS - 8.1%
	MONEY MARKET FUND - 8.1%
957,882	Federated Institutional Prime Obligations Fund, Institutional Shares, 0.49% +	957,882
	TOTAL SHORT-TERM INVESTMENTS (Cost - $957,882)

	TOTAL INVESTMENTS -77.8% (Cost - $9,461,437) (a)	$ 9,210,123
	OTHER ASSETS LESS LIABILITIES - 22.2%	2,623,967
	NET ASSETS - 100.0%	$ 11,834,090

	* Non-income producing security.
	# Affiliated Fund.
	+ Money market fund; interest rate reflects seven-day yield on January 31, 2017.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $9,414,467 and
	does not differ from fair value.
	Unrealized Appreciation:	$ 48,346
	Unrealized Depreciation:	(252,690)
	Net Unrealized Depreciation:	$ (204,344)

Contracts	OPEN LONG FUTURES CONTRACTS ++	Unrealized Appreciation/(Depreciation)
19	Canadian 10 Year Bond, March 2017	$ (4,031)
	(Underlying Face Amount at Value $2,009,276)
4	Dax Index, March 2017	(4,321)
	(Underlying Face Amount at Value $1,253,688)
8	Euro CHF 3 Months ICE, March 2017	5,300
	(Underlying Face Amount at Value $904,500)
14	Euro-Bund, March 2017	(27,029)
	(Underlying Face Amount at Value $2,479,159)
12	FTSE 100 Index, March 2017	(16,305)
	(Underlying Face Amount at Value $1,079,978)
381	FTSE China A50, February 2017	33,338
	(Underlying Face Amount at Value $3,950,018)
44	Russell 2000 Mini, March 2017	(29,871)
	(Underlying Face Amount at Value $3,020,776)
25	SPI 200 Index, March 2017	(3,904)
	(Underlying Face Amount at Value $2,635,585)
6	US 10 Year Note, March 2017	938
	(Underlying Face Amount at Value $745,860)
1	USD/NOK, March 2017	(5,366)
	(Underlying Face Amount at Value $105,351)
1	USD/SEK, March 2017	(6,977)
	(Underlying Face Amount at Value $106,877)
33	Yen Denominated Nikkei, March 2017	(60,454)
	(Underlying Face Amount at Value $2,839,493)

	TOTAL OPEN LONG FUTURES CONTRACTS	$ (118,682)

CMG Global Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2017
Contracts	OPEN SHORT FUTURES CONTRACTS ++	Unrealized Appreciation/(Depreciation)
(1)	Canadian Dollar, March 2017	$ (2,125)
	(Underlying Face Amount at Value $74,700)
(18)	E-mini Crude Oil, March 2017	(79,456)
	(Underlying Face Amount at Value $2,362,500)
(11)	Euro-BTP, March 2017	18,916
	(Underlying Face Amount at Value $1,574,537)
(29)	Euro-OAT, March 2017	45,275
	(Underlying Face Amount at Value $4,678,001)
(1)	Heating Oil, March 2017	(4,280)
	(Underlying Face Amount at Value $69,060)
(97)	Japanese Yen, March 2017	(374,506)
	(Underlying Face Amount at Value $10,395,975)
(20)	Long Gilt, March 2017	6,794
	(Underlying Face Amount at Value $3,123,611)
(5)	No. 2 Soybeans, March 2017	(8,388)
	(Underlying Face Amount at Value $385,094)
(1)	Sugar # 16, March 2017	(4,263)
	(Underlying Face Amount at Value $122,438)
	TOTAL OPEN SHORT FUTURES CONTRACTS	(402,033)

	TOTAL OPEN FUTURES CONTRACTS	$ (520,715)

Face amounts are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts traded by the Fund are based. While face amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund's futures contracts, the underlying price changes in relation to the variables specified by the face amounts affect the fair value of these derivative financial instruments.

++ All of this investment is a holding of DGM AEX Strategy LLC.

CMG Tactical All Asset Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2017
Shares	Security	Value
	EXCHANGE-TRADED FUNDS - 96.2%
	DEBT FUNDS - 16.9%
28,079	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	$ 2,850,580
121,314	PowerShares National AMT-Free Municipal Bond Portfolio	3,040,129
	TOTAL DEBT FUNDS (Cost - $5,883,287)	5,890,709

	EQUITY FUNDS - 79.3%
107,046	iShares Latin America 40 ETF	3,241,353
74,072	iShares MSCI ACWI ex US ETF	3,096,950
20,856	iShares S&P Mid-Cap 400 Value ETF	3,070,003
62,429	iShares US Regional Banks ETF	2,851,757
172,106	iShares US Telecommunications ETF	6,108,042
23,416	Vanguard Small-Cap ETF	3,065,857
25,191	Vanguard Small-Cap Value ETF	3,068,012
28,707	Vanguard Utilities ETF	3,107,820
	TOTAL EQUITY FUNDS (Cost - $26,820,648)	27,609,794

	TOTAL EXCHANGE-TRADED FUNDS (Cost - $32,703,935)	33,500,503

	SHORT-TERM INVESTMENTS - 9.5%
	MONEY MARKET FUND - 9.5%
3,321,125	Federated Institutional Prime Obligations Fund, Institutional Shares, 0.49% +	3,321,125
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,321,125)

	TOTAL INVESTMENTS -105.7% (Cost - $36,025,060) (a)	$ 36,821,628
	LIABILITIES LESS OTHER ASSETS - (5.7) %	(2,007,105)
	NET ASSETS - 100.0%	$ 34,814,523

	+ Money market fund; interest rate reflects seven-day yield on January 31, 2017.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $36,025,060 and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 818,646
	Unrealized Depreciation:	(22,078)
	Net Unrealized Appreciation:	$ 796,568

CMG Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees ("Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their fair values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the boards of directors of the Underlying Funds.

Open-end investments companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritized inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2017 for the Funds' assets and liabilities measured at fair value:

CMG Long/Short Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$ 4,564,950	$ -	$ -	$ 4,564,950
Short-Term Investments	70,928	-	-	70,928
Total Assets	$ 4,635,878	$ -	$ -	$ 4,635,878
CMG Global Equity Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 3,123,571	$ -	$ -	$ 3,123,571
Exchange-Traded Fund	2,415,313	-	-	2,415,313
Short-Term Investments	128	-	-	128
Options Purchased	5,130			5,130
Total Assets	$ 5,544,142	$ -	$ -	$ 5,544,142

Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 1,480	$ -	$ -	$ 1,480
Total Liabilities	$ 1,480	$ -	$ -	$ 1,480

CMG Tactical Bond Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Fund	$ 17,586,819	$ -	$ -	$ 17,586,819
Exchange-Traded Funds	1,999,115	-	-	1,999,115
Short-Term Investments	37,586	-	-	37,586
Total Assets	$ 19,623,520	$ -	$ -	$ 19,623,520

CMG Global Macro Strategy Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$ 5,316,093	$ -	$ -	$ 5,316,093
Private Investment Funds	-	2,936,148	-	2,936,148
Short-Term Investments	957,882	-	-	957,882
Total Assets	$ 6,273,975	$ 2,936,148	$ -	$ 9,210,123

Liabilities	Level 1	Level 2	Level 3	Total
Derivative Instruments**	$ 520,715	$ -	$ -	$ 520,715
Total Liabilities	$ 520,715	$ -	$ -	$ 520,715

CMG Tactical All Asset Strategy Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 33,500,503	$ -	$ -	$ 33,500,503
Short-Term Investments	3,321,125	-	-	3,321,125
Total Assets	$ 36,821,628	$ -	$ -	$ 36,821,628

* Refer to the Portfolio of Investments for industry classifications.
** Derivative Instruments include cumulative unrealized loss on futures contracts open at January 31, 2017.

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.
It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
See Portfolio of Investments for industry classifications.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Consolidation of Subsidiary – The consolidated portfolio of investments of the CMG Global Macro Fund include the investments of DGM AEX Strategy LLC (“DGM”) as of January 31, 2017. DGM is a Delaware limited liability company that was organized as a limited liability company in September 2015. DGM’s operations are subject to regulation under the Commodity Exchange Act, administered by the Commodity Futures Trading Commission (“CFTC”). DGM is a “Commodity Pool”, as defined in CFTC regulations. The general manager of DGM is P/E Global LLC (“Manager”) and is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser, and is also registered with the CFTC as a commodity pool operator and commodity trading adviser. The Manager has selected P/E Investments LLC (the “Trading Advisor”), a related entity, as DGM’s trading adviser.

Futures Contracts – The Funds are subject to equity price risk, interest rate risk, commodities risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions - The Funds are subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Foreign Currency - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

CMG Long/Short Fund ("Long/Short") currently invests a portion of its assets in Vanguard S&P 500 ETF ("Vanguard"). Long/Short may redeem its investment from Vanguard at any time if the Adviser determines that it is in the best interest of Long/Short and its shareholders to do so. The performance of Long/Short may be directly affected by the performance of Vanguard. The financial statements of Vanguard, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Long/Short’s financial statements. As of January 31, 2017, the percentage of Long/Short’s net assets invested in ProShares was 99.4%

CMG Global Equity Fund ("Global") currently invests a portion of its assets in iShares MSCI EAFE ETF (“iShares”). Global may redeem its investment from iShares at any time if the Adviser determines that it is in the best interest of Global and its shareholders to do so. The performance of Global may be directly affected by the performance of iShares. The financial statements of iShares, including the portfolio of investments, can be found at the SEC's website www.sec.gov and should be read in conjunction with the Global's financial statements. As of January 31, 2017, the percentage of Global’s net assets invested in iShares was 44.3%

CMG Tactical Bond Fund ("Tactical Bond") currently invests a portion of its assets in Principal High Yield Fund (“Principal”). Tactical Bond may redeem its investment from Principal at any time if the Adviser determines that it is in the best interest of Tactical Bond and its shareholders to do so. The performance of Tactical Bond may be directly affected by the performance of Principal. The financial statements of Principal, including the portfolio of investments, can be found at the SEC's website www.sec.gov and should be read in conjunction with the Tactical Bond’s financial statements. As of January 31, 2017, the percentage of Tactical Bond’s net assets invested in Principal was 89.5%.

CMG Global Macro Strategy Fund ("Global Macro") currently invests a portion of its assets in SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (“SPDR”). Global Macro may redeem its investment from SPDR at any time if the Adviser determines that it is in the best interest of Global Macro and its shareholders to do so. The performance of Global Macro may be directly affected by the performance of SPDR. The financial statements of SPDR, including the portfolio of investments, can be found at the SEC's website www.sec.gov and should be read in conjunction with the Global Macro’s financial statements. As of January 31, 2017, the percentage of Global Macro’s net assets invested in SPDR was 47.4%.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of January 31, 2017 categorized by risk exposure:
CMG Global Equity Fund:		CMG Global Macro Strategy Fund:
Risk Exposure Category	Unrealized Loss		Unrealized Gain (Loss)
Foreign exchange contracts	$ -		$ (444,128)
Commodity contracts	-		(96,387)
Equity contracts	(20,698)		(21,063)
Interest rate contracts	-		40,863
Total	$ (20,698)		$ (520,715)

The value of the derivative instruments outstanding as of January 31, 2017, as disclosed in the Portfolio of Investments and the amount in unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the Funds.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 3/28/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 3/28/17

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 3/28/17